September 2, 2011

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Filings – Rule 497(j)

Re:       Dreyfus Municipal Bond Opportunity Fund

            1933 Act File No. 33-7496

            1940 Act File No. 811- 4764

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 39 to the Registration Statement, electronically filed with the Securities and Exchange Commission on August 26, 2011.

Please address any comments or questions to the undersigned at (212) 922-6620.

                                                                        Sincerely,

                                                                        /s/ Judith C. Canonica

                                                                        Judith C. Canonica

                                                                        Paralegal

Enclosure